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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended March 31, 2008

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, May 14, 2008


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  37
Form 13F Information Table Value Total:  $250,707,883


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12261			Lloyd George Management (Europe) Limited
02  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 31 MARCH 2008



     NAME OF ISSUER             TITLE        CUSIP     VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                OF CLASS               X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------     ---------  ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
 BUNGE LTD                   COM STOCK     G169621056     65       750  SH        DEFINED    01        750        0       0
 BUNGE LTD                   COM STOCK     G169621056   5169     59500  SH        DEFINED    02      59500        0       0
 CHUNGHUA TELECOM CO LTD     	 ADR       17133Q2057    471     18100  SH        DEFINED    02      18100        0       0
 COMPANHIA VALE DO RIO DOCE      ADR       2044122099   6277    181200  SH        DEFINED    02     121800        0   59400
 COMPANIA DE MINAS BUENAVENTURA  ADR       2044481040    486      7100  SH        DEFINED    02       7100        0       0
 CTC MEDIA INC	             COM STOCK	   12642X1063    597     21500  SH	  DEFINED    01      21500        0       0
 CTC MEDIA INC	             COM STOCK	   12642X1063   3247    117000  SH	  DEFINED    02     117000        0       0
 CTRIP.COM INT'L 	         ADR       22943F1003   7396    139500  SH        DEFINED    02      74600        0   64900
 E-HOUSE CHINA HOLDINGS LTD      ADR       26852W1036    521     39600  SH        DEFINED    01      30400        0    9200
 E-HOUSE CHINA HOLDINGS LTD      ADR       26852W1036   2771    210700  SH	  DEFINED    02     122400        0   88300
 FOCUS MEDIA                     ADR       34415V1098   8686    247100  SH        DEFINED    01      23300        0  223800
 FOCUS MEDIA                     ADR       34415V1098  61739   1756451  SH        DEFINED    02     221901        0 1534550
 FOCUS MEDIA                     ADR       34415V1098   5533    157400  SH        DEFINED           157400        0       0
 HDFC BANK LTD                   ADR       40415F1012   7238     73680  SH        DEFINED    02      73680        0       0
 HOME INNS + HOTELS MGT INC      ADR       43713W1071   6748    342709  SH        DEFINED    02     225712        0  116997
 HOME INNS + HOTELS MGT INC      ADR       43713W1071   1822     92550  SH        DEFINED            92550        0       0
 ICICI BANK LTD                  ADR       45104G1040    819     21440  SH        DEFINED    02      21440        0       0
 KOOKMIN BANK                    ADR       50049M1099    303      5400  SH        DEFINED    02          0        0    5400
 KOREA FUND INC		     COM STOCK	   5006341003    704     31499  SH	  DEFINED    02      31499        0       0
 MECHEL OAO 			 ADR	   5838401033	 205	  1800	SH	  DEFINED    01	      1800        0       0
 MINDRAY MEDICAL INTL LTD        ADR       6026751007   4262    147280  SH        DEFINED    02      56780        0   90500
 MINDRAY MEDICAL INTL LTD        ADR       6026751007   3322    114800  SH        DEFINED           114800        0       0
 MOBILE TELESYSTEMS              ADR       6074091090   2283     30100  SH        DEFINED    01      30100        0       0
 MOBILE TELESYSTEMS              ADR       6074091090  10369    136700  SH        DEFINED    02     102500        0   34200
 NEW ORIENTAL EDUCATION          ADR       6475811070   3639     56100  SH        DEFINED    01          0        0   56100
 NEW ORIENTAL EDUCATION          ADR       6475811070  75702   1167160  SH        DEFINED    02      99600        0 1067560
 NEW ORIENTAL EDUCATION          ADR       6475811070   8925    137600  SH        DEFINED           137600        0       0
 PETROLEO BRAZILEIRO S.A.        ADR       71654V4086    623      6100  SH        DEFINED    02       6100        0       0
 POSCO                           ADR       6934831099   3917     32920  SH        DEFINED    02      32920        0	  0
 SOC QUIMICA Y MINERA CHILE      ADR       8336351056    327     14000  SH        DEFINED    02      14000        0       0
 SUNTECH POWER HOLDINGS LTD      ADR       86800C1045   1656     40830  SH        DEFINED    02      33510        0    7320
 TAIWAN SEMICONDUCTOR            ADR       8740391003   2040    198662  SH        DEFINED    01     198662        0       0
 TAIWAN SEMICONDUCTOR            ADR       8740391003   2071	201615  SH	  DEFINED    02	    201615	  0	  0
 TENARIS S.A.                    ADR       88031M1099   1741     34921  SH        DEFINED    01      34921        0       0
 TENARIS S.A.                    ADR       88031M1099   5352    107371  SH        DEFINED    02     107371        0       0
 ULTRAPETROL BAHAMAS LTD      COM STOCK    P943981071    183     17900  SH        DEFINED    01      17900        0       0
 WUXI PHARMATECH INC		 ADR       9293521020   3499    156500  SH        DEFINED           156500        0       0

